Fair Value: Fair Value Assets measured on a Recurring Basis (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Fair Value Assets measured on a Recurring Basis

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 10,277	$ -	$ -	$ 10,277
Debt securities:
U.S. government and agencies	2,598	-	-	2,598
Mortgage-backed securities:
Residential mortgage-backed	-	4,195	-	4,195
Total debt securities	2,598	4,195	-	6,793

Derivatives embedded in assets on deposit	-	-	1,865	1,865

Total assets	$ 12,875	$ 4,195	$ 1,865	$ 18,935

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$ -	$ -	$ 1,865	$ 1,865

Total liabilities	$ -	$ -	$ 1,865	$ 1,865

[1]Excludes cash of $2,678 that is not subject to fair value accounting.

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2012.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Debt securities:
U.S. government and agencies	$ 2,710	$ 254	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	-	5,610		5,610
Total debt securities	2,710	5,864	-	8,574

Total assets	$ 2,710	$ 5,864	$ -	$ 8,574

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2012.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Debt securities:
U.S. government and agencies	$ 2,710	$ 254	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	-	5,610		5,610
Total debt securities	2,710	5,864	-	8,574

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2011.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Debt securities:
U.S. government and agencies	$ 2,782	$ 5,273	$ -	$ 8,055
Domestic corporate securities	-	22,103	-	22,103
Mortgage-backed securities:
Residential mortgage-backed	-	11,598		11,598
Commercial mortgage-backed	-	6,790	-	6,790
Foreign corporate securities	-	2,778	-	2,778
Total debt securities	2,782	48,542	-	51,324

Total assets	$ 2,782	$ 48,542	$ -	$ 51,324